Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2016, the approximate aggregate minimum future payments required on the operating leases are as follows:

2017	$33,335
2018	32,677
2019	32,105
2020	30,241
2021	27,299
Thereafter	36,036
Total	$191,693